Intangible Asset (Details) - Schedule of Estimated Aggregate Amortization Expenses	Sep. 30, 2023 HKD ($)
Schedule of Estimated Aggregate Amortization Expenses [Abstract]
2024	$ 511,681
2025	511,681
2026	511,681
2027	511,681
2028	511,681
Thereafter	2,046,728
Total	$ 4,605,133